Property and Equipment	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 - Property and Equipment

For the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018, the changes in cost of property and equipment were as follows:

	Computer Software and Equipment	Furniture and Fixture	Satellite Equipment	Ground Station Equipment	Vehicle	Leasehold Improvement	Total
January 1, 2018	$119,903	$10,006	$275,410	$-	$-	$-	$405,319
Addition	201,167	23,338	-	1,854,027	141,971	83,721	2,304,224
December 31, 2018	321,070	33,344	275,410	1,854,027	141,971	83,721	2,709,543
Addition	7,793	3,038	-	-	56,770	-	67,601
December 31, 2019	328,863	36,382	275,410	1,854,027	198,741	83,721	2,777,144
Addition	6,846	-	-	-	22,078	-	28,924
June 30, 2020 (unaudited)	$335,709	$36,382	$275,410	$1,854,027	$220,819	$83,721	$2,806,068

For the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018, the changes in accumulated depreciation for property and equipment were as follows:

	Computer Software and Equipment	Furniture and Fixture	Satellite Equipment	Ground Station Equipment	Vehicle	Leasehold Improvement	Total
January 1, 2018	$56,763	$6,218	$37,611	$-	$-	$-	$100,592
Addition	44,366	3,153	53,749	92,701	21,980	5,508	221,457
December 31, 2018	101,129	9,371	91,360	92,701	21,980	5,508	322,049
Addition	64,266	6,366	55,082	370,806	33,305	17,873	547,698
December 31, 2019	165,395	15,737	146,442	463,507	55,285	23,381	869,747
Addition	29,061	2,979	27,541	185,402	19,900	8,743	273,626
June 30, 2020 (unaudited)	$194,456	$18,716	$173,983	$648,909	$75,185	$32,124	$1,143,373

Depreciation expense was $273,626 (unaudited) and $273,038 (unaudited) for the six months ended June 30, 2020 and 2019, respectively, and $547,698 and $221,457 for the years ended December 31, 2019 and 2018, respectively.

As of January 1, 2018, construction in progress of $3,250,000 was the payment for the construction of ground station equipment relating to satellite communication system and in-flight system for the Company's internal use. As of December 31, 2018, the balance of construction in progress was $416,231 after the Company incurred additional $637,071 in construction in progress, while transferred construction in progress in the amount of $721,799 to R&D expenses, $895,014 to inventories and $1,854,027 to ground station equipment. As of December 31, 2019, the balance of construction in progress was $0 after the Company transferred $416,231 to R&D expenses.

On May 1, 2018, the Company and Aerkomm Taiwan entered into a binding memorandum of understanding with Tsai Ming-Yin (the "Seller") with respect to the acquisition by Aerkomm Taiwan of a parcel of land located in Taiwan. The land is expected to be used to build a satellite ground station and data center. On July 10, 2018, the Company, Aerkomm Taiwan and the Seller entered into a certain real estate sales contract regarding this acquisition. Pursuant to the terms of the contract, and subsequent amendments on July 30, 2018, September 4, 2018, November 2, 2018 and January 3, 2019, the Company paid to the seller in installments refundable prepayment of $33,850,000 as of December 31, 2018. On July 2, 2019, the Company paid the remaining purchase price of $624,462. As of June 30, 2020, December 31, 2019 and 2018, the estimated commission payable for the land purchase in the amount of $1,387,127 was recorded to the cost of land and the payment to be paid after the full payment of the Land acquisition price until no later than December 31, 2021.